SUBSEQUENT EVENTS (Details Narrative)											1 Months Ended		6 Months Ended
	Dec. 05, 2025 USD ($) item $ / shares shares	Nov. 30, 2025 $ / shares shares	Nov. 14, 2025 shares	Nov. 13, 2025	Sep. 02, 2025 shares	Aug. 26, 2025 USD ($) shares	Aug. 14, 2025 USD ($) item $ / shares shares	Jan. 09, 2025 USD ($) $ / shares shares	Dec. 19, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares	Aug. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 $ / shares
Subsequent Event [Line Items]
Sale of shares issued | shares										14,251,781
Common par value | $ / shares													$ 0.004			$ 0.004
Purchase price										$ 6,000,000
Sale of shares price | $ / shares										$ 0.421
Lease rental expenses													$ 164,002	$ 172,955	$ 180,861
Subsequent event				the Company officially rebranded as Chaince Digital Holdings Inc. from Mercurity Fintech Holding Inc. The new corporate name, ticker symbol “CD,”
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of shares issued | shares								1,370,000	1,470,000
Common par value | $ / shares								$ 0.004	$ 0.004
Purchase price								$ 8,041,900	$ 10,010,700
Sale of shares price | $ / shares								$ 5.87	$ 6.81
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of investors | item	1						3
Subsequent Event [Member] | Two Thousand And Twenty Five [Member]
Subsequent Event [Line Items]
Lease rental expenses												$ 127,296
Subsequent Event [Member] | Two Thousand And Twenty Six [Member]
Subsequent Event [Line Items]
Lease rental expenses												381,888
Subsequent Event [Member] | Two Thousand And Twenty Seven [Member]
Subsequent Event [Line Items]
Lease rental expenses												391,435
Subsequent Event [Member] | Two Thousand And Twenty Eight [Member]
Subsequent Event [Line Items]
Lease rental expenses												$ 401,221
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of shares issued | shares	1,000,000						5,357,144
Common par value | $ / shares	$ 0.004						$ 0.004
Purchase price	$ 6,140,000						$ 6,000,000
Sale of shares price | $ / shares	$ 6.14						$ 1.12
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of shares price | $ / shares		$ 4.662					$ 4.662				$ 4.662
Stock conversion amount						$ 3,000,000					$ 102,602.74
Percentage of closing price of share						90.00%
Stock conversion, shares issued | shares		22,008	22,008		750,751	750,751